Interest-Bearing Borrowings (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 28, 2021	Jun. 30, 2024	Dec. 31, 2023	Oct. 12, 2023	Jun. 30, 2023	Dec. 31, 2022
Interest-Bearing Borrowings (Details) [Line Items]
Bridge loan
Amount of shareholder contribution	$ 6,000,000	$ 17,400,000	17,400,000
Percentage of facility fee paid upfront	3.00%
Percentage of facility fee on exit premium	20.00%
Issued loan notes		$ 22,397,271	$ 22,397,271
Coupon rate		25.00%	25.00%
Maturity period		5 years	5 years
Loan		$ 5,000,000	$ 5,000,000	$ 5,000,000
Carrying amount					$ 21,052,000	$ 9,299,000
Loan Commitment [Member]
Interest-Bearing Borrowings (Details) [Line Items]
Bridge loan	$ 26,000,000